Type:  		13F-HR
Period:		09/30/2001
CIK:  		0001086611
CCC:		g2ky*vkw

Submission Contact : Jonathan J. Derby
	             617-527-0033
		     jderby@derbyco.com

Report for the Calendar Year or Quarter Ended : September 30, 2001

Check here if Amendment [  ] Amendment Number :

This Amendment  [  ] is a restatement  [  ] adds new holding entries

Institutional Investment Manager Filing this Report:

Derby and Company, Inc.
7 Wells Avenue
Newton, MA  02460

13F File Number:  801-30056

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this submission.

Person signing this Report on behalf of Reporting Manager:

Name:		Jonathan J. Derby
Title:		Vice President
Phone:		(617) 527-0033

Signature, Place and Date of Signing:
Jonathan J. Derby, Newton, Massachusetts	November 1, 2001

Report Type [x] 13F Holdings Report

Report Summary:

Form 13F Information Table Entry Total:	40
Form 13F Information Table Value Total:	$132,266,000

List of Other Included Managers: NA


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN EXPRESS COMPANY       COM              025816109     4686   161240 SH       SOLE                   161240
AMERICAN INTL GROUP INC        COM              026874107     7584    97225 SH       SOLE                    97225
AMGEN INC                      COM              031162100      233     3970 SH       SOLE                     3970
ANHEUSER BUSCH COS INC         COM              035229103      586    14000 SH       SOLE                    14000
AOL TIME WARNER INC            COM              02364J104     9559   288777 SH       SOLE                   288777
AUTOMATIC DATA PROCESSNG       COM              053015103     2817    59877 SH       SOLE                    59877
BANK NEW YORK INC COM          COM              064057102     2868    81948 SH       SOLE                    81948
BELLSOUTH CORP                 COM              079860102      216     5208 SH       SOLE                     5208
BISYS GROUP INC COM            COM              055472104     4196    79137 SH       SOLE                    79137
BRISTOL MYERS SQUIBB CO        COM              110122108     3068    55216 SH       SOLE                    55216
CISCO SYSTEMS INC              COM              17275R102     5132   421332 SH       SOLE                   421332
CITIGROUP INC                  COM              172967101    13312   328689 SH       SOLE                   328689
CLEAR CHANNEL COMMUN COM       COM              184502102     6560   165040 SH       SOLE                   165040
ECOLAB INC COM                 COM              278865100     2920    80363 SH       SOLE                    80363
FLEXTRONICS INTL LTD ORD       COM              Y2573F102     3414   206423 SH       SOLE                   206423
GAP INC                        COM              364760108     1895   158596 SH       SOLE                   158596
GENERAL ELECTRIC CO            COM              369604103     7894   212203 SH       SOLE                   212203
GENOME THERAPEUTICS CORP       COM              372430108       70    12000 SH       SOLE                    12000
GOLDMAN SACHS GROUP COM        COM              38141G104     4462    62543 SH       SOLE                    62543
HOME DEPOT INC                 COM              437076102    10026   261294 SH       SOLE                   261294
INTEL CORP                     COM              458140100     4892   239320 SH       SOLE                   239320
INTL BUSINESS MACH CORP        COM              459200101      260     2837 SH       SOLE                     2837
JABIL CIRCUIT INC COM          COM              466313103     2143   119706 SH       SOLE                   119706
LONE STAR LIQUIDATING TR CTF   COM              54229R102        0    10403 SH       SOLE                    10403
MEDTRONIC INC                  COM              585055106     5958   136972 SH       SOLE                   136972
MERCK & CO INC                 COM              589331107      416     6245 SH       SOLE                     6245
MICROSOFT CORP                 COM              594918104     5487   107230 SH       SOLE                   107230
PFIZER INCORPORATED            COM              717081103    10197   254277 SH       SOLE                   254277
SBC COMMUNICATIONS INC         COM              78387G103      285     6053 SH       SOLE                     6053
SOLECTRON CORP COM             COM              834182107     1523   130770 SH       SOLE                   130770
STATE STREET CORP              COM              857477103      606    13320 SH       SOLE                    13320
STRYKER CORP COM               COM              863667101      445     8419 SH       SOLE                     8419
TEXAS INSTRS INC COM           COM              882508104     4660   186568 SH       SOLE                   186568
VERIZON COMMUNICATIONS COM     COM              92343v104      367     6780 SH       SOLE                     6780
WAL-MART STORES INC            COM              931142103      250     5052 SH       SOLE                     5052
WIRELESS FACILITIES COM        COM              97653a103       51    11361 SH       SOLE                    11361
ALLIANCE PREMIER GRWTH CL A                     01877C101     2085 113439.1180SH     SOLE              113439.1180
DREYFUS GROWTH & VALUE MIDCAP                   26200C304      204 9401.1090SH       SOLE                9401.1090
JANUS INVT FD SH BEN INT                        471023101      532 24555.7120SH      SOLE               24555.7120
MORGAN STANLEY INST FD EQUITY                   61744j861      407 26544.6160SH      SOLE               26544.6160
